(2_FIDELITY_LOGOS)(registered trademark)

EMPIRE FIDELITY(REGISTERED TRADEMARK) INVESTMENTS
VARIABLE ANNUITY ACCOUNT A

ANNUAL REPORT

DECEMBER 31, 1999


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY VARIABLE ANNUITY OWNERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY NOR FIDELITY BROKERAGE SERVICES, INC. IS A BANK, AND NEITHER THE ANNUITIES NOR MUTUAL FUND SHARES ARE BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FDIC.

STATEMENT OF ASSETS AND LIABILITIES

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

ASSETS                         DECEMBER 31, 1999

Investments at current market
value:

 Variable Insurance Products
Fund (VIP)

  Money Market Portfolio -     $ 73,675,888
73,675,888 shares (cost
$73,675,888)

  High Income Portfolio -       21,011,435
1,857,775 shares (cost
$23,135,717)

  Equity-Income Portfolio -     150,855,334
5,867,574 shares (cost
$120,343,187)

  Growth Portfolio -            214,015,765
3,896,154 shares (cost
$141,276,984)

  Overseas Portfolio -          35,103,688
1,279,289 shares (cost
$24,960,242)



 Variable Insurance Products
Fund II (VIP II)

  Investment Grade Bond         18,180,446
Portfolio - 1,495,102 shares
(cost $18,987,875)

  Asset Manager Portfolio -     96,167,149
5,150,892 shares (cost
$81,423,921)

  Index 500 Portfolio -         133,604,577
798,068 shares (cost
$95,383,210)

  Asset Manager: Growth         34,851,182
Portfolio - 1,896,147 shares
(cost $28,952,843)

  Contrafund Portfolio -        207,986,592
7,135,046 shares (cost
$127,154,236)



 Variable Insurance Products
Fund III (VIP III)

  Balanced Portfolio -          10,732,414
670,776 shares (cost
$10,420,411)

  Growth & Income Portfolio -   66,659,614
3,853,157 shares (cost
$56,415,076)

  Growth Opportunities          34,516,975
Portfolio - 1,491,014 shares
(cost $29,660,954)



 Morgan Stanley Dean Witter
Universal Funds (MSDWUF)

  Emerging Markets Equity       5,621,270
Portfolio - 404,117 shares
(cost $4,392,090)

  Emerging Markets Debt         294,588
Portfolio - 42,632 shares
(cost $373,882)

  Global Equity Portfolio -     1,719,496
133,501 shares (cost
$1,775,999)

  International Magnum          1,140,269
Portfolio - 82,093 shares
(cost $1,025,884)



 PBHG Insurance Series Funds
(PBHG)

  Growth II Portfolio -         12,550,555
544,493 shares (cost
$9,705,856)

  Small Cap Value Portfolio -   2,083,706
154,807 shares (cost
$1,872,958)

  Large Cap Value Portfolio -   3,627,059
238,779 shares (cost
$3,557,541)

  Technology & Communications   155,805,105
Portfolio - 3,386,331 shares
(cost $84,660,190)

  Select 20 Portfolio -         71,540,974
2,187,797 shares (cost
$37,494,622)



 Strong Variable Insurance
Funds (SVIF)

  Discovery Fund II Portfolio   283,975
- 24,954 shares (cost
$304,153)

  Mid Cap Growth Fund II        22,331,219
Portfolio - 735,305 shares
(cost $16,850,066)

  Opportunity Fund II           5,527,257
Portfolio - 212,669 shares
(cost $4,824,528)



 Warburg Pincus Trust (WPT)

  Small Company Growth          4,294,261
Portfolio - 163,903 shares
(cost $3,578,144)

  International Equity          1,957,653
Portfolio - 117,225 shares
(cost $1,727,785)

  Post-Venture Capital          899,556
Portfolio - 46,706 shares
(cost $663,121)



   Total Assets                $ 1,387,038,002



NET ASSETS COMPRISED OF:

 Variable Annuity Contracts    $ 1,323,139,333

 Annuity Reserves               63,898,151

 Retained in Variable Account   518
by Empire Fidelity
Investments Life Insurance
Company



NET ASSETS                     $ 1,387,038,002

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                              SUBACCOUNTS INVESTING IN:

                                 VIP -   MONEY MARKET                    VIP -   HIGH INCOME



                              12/31/99                   12/31/98     12/31/99                 12/31/98

INCOME:

Dividends                     $ 3,357,223                $ 2,645,742  $ 2,099,050              $ 1,889,480

EXPENSES:

Mortality risk, expense risk   539,298                    403,367      184,513                  217,487
and administrative charges

Net investment income (loss)   2,817,925                  2,242,375    1,914,537                1,671,993

Realized gain (loss) on sale   0                          0            25,945                   357,137
of fund shares

Realized gain distributions    0                          0            78,469                   1,200,608

Unrealized appreciation        0                          0            (358,076)                (4,611,108)
(depreciation)

Net increase (decrease) in    $ 2,817,925                $ 2,242,375  $ 1,660,875              $ (1,381,370)
net assets from operations





                              VIP -   EQUITY-INCOME                    VIP -   GROWTH                    VIP -   OVERSEAS



                           12/31/99                   12/31/98      12/31/99            12/31/98      12/31/99

INCOME:

Dividends                  $ 2,502,500                $ 2,627,503   $ 247,409           $ 474,706     $ 374,181

EXPENSES:

Mortality risk, expense
risk                        1,370,374                  1,545,117     1,380,231           866,799       208,952
and administrative charges

Net investment income
(loss)                      1,132,126                  1,082,386     (1,132,822)         (392,093)     165,229

Realized gain (loss) on
sale                        18,298,450                 13,591,971    8,907,460           5,631,524     1,095,549
of fund shares

Realized gain
distributions               5,531,843                  9,350,819     15,555,825          12,417,303    603,518

Unrealized appreciation     (16,419,983)               (6,201,694)   31,480,768          17,537,413    7,830,754
(depreciation)

Net increase (decrease) in $ 8,542,436                $ 17,823,482  $ 54,811,231        $ 35,194,147  $ 9,695,050
net assets from operations









                              12/31/98

INCOME:

Dividends                     $ 474,801

EXPENSES:

Mortality risk, expense risk   215,683
and administrative charges

Net investment income (loss)   259,118

Realized gain (loss) on sale   1,010,697
of fund shares

Realized gain distributions    1,399,412

Unrealized appreciation        (181,229)
(depreciation)

Net increase (decrease) in    $ 2,487,998
net assets from operations









                               VIP II -  INVESTMENT  GRADE                  VIP II -  ASSET MANAGER
                              BOND



                              12/31/99                      12/31/98       12/31/99                   12/31/98

INCOME:

Dividends                     $ 912,986                     $ 486,031      $ 3,153,859                $ 2,869,728

EXPENSES:

Mortality risk, expense risk   168,113                          113,320     772,222                      757,524
and administrative charges

Net investment income (loss)   744,873                        372,711       2,381,637                   2,112,204

Realized gain (loss) on sale   (66,066)                       246,114       2,706,295                  2,157,446
of fund shares

Realized gain distributions    286,426                        57,665        3,994,889                  8,609,183

Unrealized appreciation        (1,395,292)                     349,622      63,475                       (655,336)
(depreciation)

Net increase (decrease) in    $ (430,059)                     $ 1,026,112  $ 9,146,296                 $ 12,223,497
net assets from operations





                               VIP II -  INDEX 500                   VIP II -  ASSET MANAGER:
                                                                    GROWTH



                              12/31/99               12/31/98       12/31/99                    12/31/98

INCOME:

Dividends                     $ 1,093,942            $ 1,020,047    $ 786,181                   $ 655,208

EXPENSES:

Mortality risk, expense risk   1,010,291                797,686      273,874                       263,271
and administrative charges

Net investment income (loss)   83,651                  222,361       512,307                      391,937

Realized gain (loss) on sale   9,310,383              10,983,929     2,178,418                   2,050,502
of fund shares

Realized gain distributions    742,318                2,362,610      1,303,909                   3,064,065

Unrealized appreciation        12,109,896               9,112,387    515,712                       (667,729)
(depreciation)

Net increase (decrease) in    $ 22,246,248            $ 22,681,287  $ 4,510,346                  $ 4,838,775
net assets from operations





                               VIP II -  CONTRAFUND




                              12/31/99                12/31/98

INCOME:

Dividends                     $ 840,467               $ 921,708

EXPENSES:

Mortality risk, expense risk   1,544,696                 1,187,967
and administrative charges

Net investment income (loss)   (704,229)                (266,259)

Realized gain (loss) on sale   12,991,790              7,420,537
of fund shares

Realized gain distributions    6,163,422               6,781,142

Unrealized appreciation        21,310,986                23,314,910
(depreciation)

Net increase (decrease) in    $ 39,761,969             $ 37,250,330
net assets from operations


EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                              SUBACCOUNTS INVESTING IN:

                                    VIP III -   BALANCED                        VIP III -   GROWTH &
                                                                          INCOME



                              12/31/99                     12/31/98       12/31/99                    12/31/98

INCOME:

Dividends                     $ 203,035                    $ 118,737      $ 439,671                   $ 0

EXPENSES:

Mortality risk, expense risk   87,047                       53,635         609,954                     378,860
and administrative charges

Net investment income (loss)   115,988                      65,102         (170,283)                   (378,860)

Realized gain (loss) on        426,821                      450,249        8,090,973                   1,665,467
sale of fund shares

Realized gain distributions    235,959                      181,404        879,341                     176,254

Unrealized appreciation        (430,871)                      373,537      (3,185,603)                   10,346,320
(depreciation)

Net increase (decrease) in    $ 347,897                      $ 1,070,292  $ 5,614,428                   $ 11,809,181
net assets from operations





                                    VIP III -   GROWTH                       MSDWUF -   EMERGING
                              OPPORTUNITIES                            MARKETS   EQUITY



                              12/31/99                  12/31/98       12/31/99                   12/31/98

INCOME:

Dividends                     $ 439,197                 $ 380,494      $ 1,184                    $ 2,945

EXPENSES:

Mortality risk, expense risk   338,457                   318,261        21,750                     2,837
and administrative charges

Net investment income (loss)   100,740                   62,233         (20,566)                   108

Realized gain (loss) on        4,726,198                 1,816,418      298,832                    8,643
sale of fund shares

Realized gain distributions    821,107                   1,322,669      0                          0

Unrealized appreciation        (4,333,559)                 4,981,718    1,328,959                    (98,190)
(depreciation)

Net increase (decrease) in    $ 1,314,486                 $ 8,183,038  $ 1,607,225                  $ (89,439)
net assets from operations





                                    MSDWUF -   EMERGING
                              MARKETS   DEBT



                              12/31/99                   12/31/98

INCOME:

Dividends                     $ 37,429                   $ 28,061

EXPENSES:

Mortality risk, expense risk   2,247                      1,787
and administrative charges

Net investment income (loss)   35,182                     26,274

Realized gain (loss) on        1,909                      (5,315)
sale of fund shares

Realized gain distributions    0                          0

Unrealized appreciation        25,241                       (92,451)
(depreciation)

Net increase (decrease) in    $ 62,332                     $ (71,492)
net assets from operations









                                    MSDWUF -   GLOBAL                       MSDWUF -
                              EQUITY                                  INTERNATIONAL   MAGNUM



                              12/31/99                   12/31/98     12/31/99                 12/31/98

INCOME:

Dividends                     $ 19,414                   $ 13,192     $ 7,862                  $ 5,184

EXPENSES:

Mortality risk, expense risk   15,017                        10,698    6,650                    6,541
and administrative charges

Net investment income (loss)   4,397                       2,494       1,212                    (1,357)

Realized gain (loss) on        45,162                      61,905      (18,076)                 48,096
sale of fund shares

Realized gain distributions    76,125                      12,573      4,075                    3,219

Unrealized appreciation        (79,017)                     25,498     209,399                    (89,038)
(depreciation)

Net increase (decrease) in    $ 46,667                     $ 102,470  $ 196,610                  $ (39,080)
net assets from operations





                                    PBHG -   GROWTH II                 PBHG -   SMALL CAP   VALUE




                              12/31/99                   12/31/98    12/31/99                       12/31/98

INCOME:

Dividends                     $ 0                        $ 0         $ 0                            $ 523

EXPENSES:

Mortality risk, expense risk   21,104                     1,850       18,810                         17,910
and administrative charges

Net investment income (loss)   (21,104)                   (1,850)     (18,810)                       (17,387)

Realized gain (loss) on        508,570                    18,137      114,494                        100,408
sale of fund shares

Realized gain distributions    0                          0           0                              3,159

Unrealized appreciation        2,830,966                    13,190    181,282                          20,879
(depreciation)

Net increase (decrease) in    $ 3,318,432                  $ 29,477  $ 276,966                        $ 107,059
net assets from operations





                                PBHG -   LARGE CAP   VALUE




                              12/31/99                       12/31/98

INCOME:

Dividends                     $ 116                          $ 5,924

EXPENSES:

Mortality risk, expense risk   31,217                         7,069
and administrative charges

Net investment income (loss)   (31,101)                       (1,145)

Realized gain (loss) on        393,569                        128,101
sale of fund shares

Realized gain distributions    99,112                         12,521

Unrealized appreciation        (165,273)                        232,358
(depreciation)

Net increase (decrease) in    $ 296,307                        $ 371,835
net assets from operations


EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                 SUBACCOUNTS INVESTING IN:

                                      PBHG -   TECHNOLOGY &                    PBHG -   SELECT 20
                                 COMMUNICATIONS



INCOME:

                                 12/31/99                      12/31/98     12/31/99                12/31/98

 Dividends                       $ 0                           $ 180        $ 0                     $ 280

EXPENSES:

 Mortality risk,   expense           299,125                    9,793           323,793              77,525
risk   and adminis-  trative
charges

Net investment   income (loss)     (299,125)                    (9,613)       (323,793)              (77,245)

Realized gain (loss) on  sale     2,304,654                     60,345       4,619,284               837,116
of fund shares

Realized gain    distributions    0                             0            0                       0

Unrealized   appreciation           70,720,773                    424,975      29,220,248              4,809,171
(depreciation)

Net increase (decrease)  in        $ 72,726,302                  $ 475,707    $ 33,515,739            $ 5,569,042
net assets   from operations





                                   SVIF -   DISCOVERY   FUND II                SVIF -   MID CAP GROWTH
                                                                             FUND II



INCOME:

                                 12/31/99                         12/31/98   12/31/99                     12/31/98

 Dividends                       $ 0                              $ 0        $ 0                          $ 3

EXPENSES:

 Mortality risk,   expense           1,954                         1,778         49,188                    4,437
risk   and adminis-  trative
charges

Net investment   income (loss)     (1,954)                         (1,778)     (49,188)                    (4,434)

Realized gain (loss) on  sale     1,681                            2,413      523,446                      21,237
of fund shares

Realized gain    distributions    35,470                           3,035      2,833                        0

Unrealized   appreciation           (21,180)                         2,341      5,370,251                    112,638
(depreciation)

Net increase (decrease)  in        $ 14,017                         $ 6,011    $ 5,847,342                  $ 129,441
net assets   from operations





                                   SVIF -   OPPORTUNITY   FUND
                                 II



INCOME:

                                 12/31/99                       12/31/98

 Dividends                       $ 0                            $ 7,009

EXPENSES:

 Mortality risk,   expense           34,153                      17,954
risk   and adminis-  trative
charges

Net investment   income (loss)     (34,153)                      (10,945)

Realized gain (loss) on  sale     130,265                        (23,495)
of fund shares

Realized gain    distributions    373,791                        207,970

Unrealized   appreciation           773,031                        (72,627)
(depreciation)

Net increase (decrease)  in        $ 1,242,934                    $ 100,903
net assets   from operations









                                   WPT -   SMALL COMPANY                    WPT -   INTERNATIONAL
                                 GROWTH                                   EQUITY



INCOME:                          12/31/99                   12/31/98      12/31/99                   12/31/98



 Dividends                       $ 0                        $ 0           $ 10,903                   $ 1,849

EXPENSES:

 Mortality risk,   expense           10,500                  6,748            3,259                   2,742
risk   and adminis-  trative
charges

Net investment   income (loss)     (10,500)                  (6,748)        7,644                     (893)

Realized gain (loss) on  sale     164,299                     24,269       25,821                     21,892
of fund shares

Realized gain    distributions    78,799                      0            0                          0

Unrealized   appreciation           764,971                    (56,918)      265,565                    (33,271)
(depreciation)

Net increase (decrease)  in        $ 997,569                  $ (39,397)    $ 299,030                  $ (12,272)
net assets   from operations





                                   WPT -   POST-VENTURE                        TOTAL
                                 CAPITAL



INCOME:                          12/31/99                  12/31/98     12/31/99         12/31/98



 Dividends                       $ 0                       $ 0          $ 16,526,609     $ 14,629,335

EXPENSES:

 Mortality risk,   expense           4,567                  2,989           9,331,356     7,291,635
risk   and adminis-  trative
charges

Net investment   income (loss)     (4,567)                  (2,989)       7,195,253       7,337,700

Realized gain (loss) on  sale     87,468                    21,703       77,893,594       48,707,446
of fund shares

Realized gain    distributions    0                         0            36,867,231       47,165,611

Unrealized   appreciation           259,899                   (24,571)     158,873,322      58,872,795
(depreciation)

Net increase (decrease)  in        $ 342,800                 $ (5,857)    $ 280,829,400    $ 162,083,552
net assets   from operations


EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                 SUBACCOUNTS INVESTING IN:

                                    VIP -   MONEY MARKET                     VIP -   HIGH INCOME



                                 12/31/99                   12/31/98      12/31/99                 12/31/98

Net investment income (loss)     $ 2,817,925                $ 2,242,375   $ 1,914,537              $ 1,671,993

Net realized gain (loss) on       0                          0             104,414                  1,557,745
investments

Unrealized appreciation           0                          0             (358,076)                (4,611,108)
(depreciation)

Net increase (decrease) in        2,817,925                  2,242,375     1,660,875                (1,381,370)
net assets from operations

Payments received from            37,167,034                 24,824,193    1,489,749                3,641,195
contract owners

Transfers between                 (16,492,270)               (2,346,439)   (6,617,202)              (2,096,518)
sub-accounts and the fixed
account, net

Transfers for contract            (10,517,625)               (4,418,522)   (1,006,484)              (945,611)
benefits and terminations

Other transfers (to) from         (11,196)                   (7,606)       2,610                    (24,287)
Empire Fidelity Investments
Life Insurance Co., net

Net increase (decrease) in        10,145,943                 18,051,626    (6,131,327)              574,779
net assets from contract
transactions

Retained in (returned from)       (111,001)                  5,829         (4,360)                  6
Variable Annuity Account A,
net

Total increase (decrease) in      12,852,867                 20,299,830    (4,474,812)              (806,585)
net assets

Net assets at beginning of year   60,823,021                 40,523,191    25,486,247               26,292,832

Net assets at end of year        $ 73,675,888               $ 60,823,021  $ 21,011,435             $ 25,486,247





                           VIP -   EQUITY-INCOME                     VIP -   GROWTH                     VIP -   OVERSEAS



                         12/31/99                   12/31/98       12/31/99            12/31/98       12/31/99

Net investment income
(loss)                   $ 1,132,126                $ 1,082,386    $ (1,132,822)       $ (392,093)    $ 165,229

Net realized gain (loss)
on                        23,830,293                 22,942,790     24,463,285          18,048,827     1,699,067
investments

Unrealized appreciation   (16,419,983)               (6,201,694)    31,480,768          17,537,413     7,830,754
(depreciation)

Net increase (decrease) in 8,542,436                 17,823,482     54,811,231          35,194,147     9,695,050
net assets from operations

Payments received from    4,284,765                  6,551,149      14,741,790          3,512,294      1,131,618
contract owners

Transfers between         (32,793,233)               (29,985,166)   21,083,332          (1,463,015)    (519,781)
sub-accounts and the fixed
account, net

Transfers for contract    (6,589,324)                (6,382,415)    (8,198,054)         (2,742,013)    (839,044)
benefits and terminations

Other transfers (to) from 35,179                     (5,258)        (7,105)             (48,790)       (616)
Empire Fidelity Investments
Life Insurance Co., net

Net increase (decrease) in (35,062,613)              (29,821,690)   27,619,963          (741,524)      (227,823)
net assets from contract
transactions

Retained in (returned from) (6,709)                  1,014          (8,646)             2,670          (5,413)
Variable Annuity Account A,
net

Total increase (decrease) in (26,526,886)            (11,997,194)   82,422,548          34,455,293     9,461,814
net assets

Net assets at beginning of
year                      177,382,220                189,379,414    131,593,217         97,137,924     25,641,874

Net assets at end of year $ 150,855,334            $ 177,382,220  $ 214,015,765       $ 131,593,217  $ 35,103,688









                                 12/31/98

Net investment income (loss)     $ 259,118

Net realized gain (loss) on       2,410,109
investments

Unrealized appreciation           (181,229)
(depreciation)

Net increase (decrease) in        2,487,998
net assets from operations

Payments received from            830,995
contract owners

Transfers between                 (1,993,797)
sub-accounts and the fixed
account, net

Transfers for contract            (755,511)
benefits and terminations

Other transfers (to) from         (1,561)
Empire Fidelity Investments
Life Insurance Co., net

Net increase (decrease) in        (1,919,874)
net assets from contract
transactions

Retained in (returned from)       654
Variable Annuity Account A,
net

Total increase (decrease) in      568,778
net assets

Net assets at beginning of year   25,073,096

Net assets at end of year        $ 25,641,874









                                  VIP II -  INVESTMENT  GRADE                    VIP II -  ASSET MANAGER
                                 BOND



                                 12/31/99                      12/31/98         12/31/99                   12/31/98

Net investment income (loss)     $ 744,873                      $ 372,711       $ 2,381,637                 $ 2,112,204

Net realized gain (loss) on       220,360                        303,779         6,701,184                  10,766,629
investments

Unrealized appreciation           (1,395,292)                     349,622        63,475                       (655,336)
(depreciation)

Net increase (decrease) in        (430,059)                       1,026,112      9,146,296                   12,223,497
net assets from operations

Payments received from            3,417,334                       1,731,754      2,424,950                   2,477,177
contract owners

Transfers between                 (5,330,955)                      10,776,490    (7,127,954)                 (4,677,225)
sub-accounts and the fixed
account, net

Transfers for contract            (842,493)                        (693,541)     (4,899,468)                  (5,190,564)
benefits and terminations

Other transfers (to) from         3,839                             (1,488)      9,532                         (34,874)
Empire Fidelity Investments
Life Insurance Co., net

Net increase (decrease) in        (2,752,275)                       11,813,215   (9,592,940)                  (7,425,486)
net assets from contract
transactions

Retained in (returned from)       (1,815)                          213           (4,564)                      746
Variable Annuity Account A,
net

Total increase (decrease) in      (3,184,149)                     12,839,540     (451,208)                  4,798,757
net assets

Net assets at beginning of year   21,364,595                     8,525,055       96,618,357                  91,819,600

Net assets at end of year        $ 18,180,446                   $ 21,364,595    $ 96,167,149                $ 96,618,357





                                  VIP II -  INDEX 500                    VIP II -  ASSET MANAGER:
                                                                        GROWTH



                                 12/31/99               12/31/98        12/31/99                    12/31/98

Net investment income (loss)     $ 83,651                $ 222,361      $ 512,307                    $ 391,937

Net realized gain (loss) on       10,052,701             13,346,539      3,482,327                   5,114,567
investments

Unrealized appreciation           12,109,896               9,112,387     515,712                       (667,729)
(depreciation)

Net increase (decrease) in        22,246,248              22,681,287     4,510,346                    4,838,775
net assets from operations

Payments received from            10,721,198              7,745,488      2,143,156                    2,675,973
contract owners

Transfers between                 (3,895,693)             5,201,166      (3,750,421)                  (6,134,030)
sub-accounts and the fixed
account, net

Transfers for contract            (2,991,968)              (4,898,551)   (994,680)                     (774,181)
benefits and terminations

Other transfers (to) from         17,133                    (9,527)      2,093                          (14,353)
Empire Fidelity Investments
Life Insurance Co., net

Net increase (decrease) in        3,850,670                8,038,576     (2,599,852)                   (4,246,591)
net assets from contract
transactions

Retained in (returned from)       (5,261)                  1,138         (5,412)                       932
Variable Annuity Account A,
net

Total increase (decrease) in      26,091,657             30,721,001      1,905,082                   593,116
net assets

Net assets at beginning of year   107,512,920             76,791,919     32,946,100                   32,352,984

Net assets at end of year        $ 133,604,577           $ 107,512,920  $ 34,851,182                 $ 32,946,100





                                  VIP II -  CONTRAFUND




                                 12/31/99                12/31/98

Net investment income (loss)     $ (704,229)              $ (266,259)

Net realized gain (loss) on       19,155,212              14,201,679
investments

Unrealized appreciation           21,310,986                23,314,910
(depreciation)

Net increase (decrease) in        39,761,969               37,250,330
net assets from operations

Payments received from            13,344,538               9,773,186
contract owners

Transfers between                 (6,147,293)              (9,126,283)
sub-accounts and the fixed
account, net

Transfers for contract            (8,021,589)               (3,689,396)
benefits and terminations

Other transfers (to) from         (2,132)                    (11,441)
Empire Fidelity Investments
Life Insurance Co., net

Net increase (decrease) in        (826,476)                 (3,053,934)
net assets from contract
transactions

Retained in (returned from)       (6,462)                   1,591
Variable Annuity Account A,
net

Total increase (decrease) in      38,929,031              34,197,987
net assets

Net assets at beginning of year   169,057,561              134,859,574

Net assets at end of year        $ 207,986,592            $ 169,057,561



EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                 SUBACCOUNTS INVESTING IN:

                                       VIP III -   BALANCED                       VIP III -   GROWTH &
                                                                            INCOME



                                 12/31/99                     12/31/98      12/31/99                    12/31/98

Net investment income (loss)     $ 115,988                    $ 65,102      $ (170,283)                 $ (378,860)

Net realized gain (loss) on       662,780                      631,653       8,970,314                   1,841,721
investments

Unrealized appreciation           (430,871)                      373,537     (3,185,603)                   10,346,320
(depreciation)

Net increase (decrease) in        347,897                        1,070,292   5,614,428                     11,809,181
net assets from operations

Payments received from            2,277,880                      1,191,176   9,622,662                     14,567,299
contract owners

Transfers between                 (193,407)                     1,883,200    (11,968,744)                 15,868,621
sub-accounts and the fixed
account, net

Transfers for contract            (299,146)                      (219,835)   (5,722,591)                   (1,973,918)
benefits and terminations

Other transfers (to) from         2,358                           (2,168)    9,469                          (14,699)
Empire Fidelity Investments
Life Insurance Co., net

Net increase (decrease) in        1,787,685                      2,852,373   (8,059,204)                   28,447,303
net assets from contract
transactions

Retained in (returned from)       (4,517)                        847         (6,968)                       1,729
Variable Annuity Account A,
net

Total increase (decrease) in      2,131,065                    3,923,512     (2,451,744)                 40,258,213
net assets

Net assets at beginning of year   8,601,349                     4,677,837    69,111,358                   28,853,145

Net assets at end of year        $ 10,732,414                  $ 8,601,349  $ 66,659,614                 $ 69,111,358





                                       VIP III -   GROWTH                        MSDWUF -   EMERGING
                                 OPPORTUNITIES                             MARKETS   EQUITY



                                 12/31/99                  12/31/98        12/31/99                   12/31/98

Net investment income (loss)     $ 100,740                 $ 62,233        $ (20,566)                 $ 108

Net realized gain (loss) on       5,547,305                 3,139,087       298,832                    8,643
investments

Unrealized appreciation           (4,333,559)                 4,981,718     1,328,959                    (98,190)
(depreciation)

Net increase (decrease) in        1,314,486                   8,183,038     1,607,225                    (89,439)
net assets from operations

Payments received from            2,827,238                   6,234,421     468,566                      113,147
contract owners

Transfers between                 (12,777,805)               (1,395,866)    3,019,428                   314,261
sub-accounts and the fixed
account, net

Transfers for contract            (1,146,235)                 (1,936,492)   (21,269)                     (399)
benefits and terminations

Other transfers (to) from         (5,432)                      (6,503)      559                           (2)
Empire Fidelity Investments
Life Insurance Co., net

Net increase (decrease) in        (11,102,234)                2,895,560     3,467,284                    427,007
net assets from contract
transactions

Retained in (returned from)       (6,541)                     1,458         19                           (1)
Variable Annuity Account A,
net

Total increase (decrease) in      (9,794,289)               11,080,056      5,074,528                  337,567
net assets

Net assets at beginning of year   44,311,264                 33,231,208     546,742                     209,175

Net assets at end of year        $ 34,516,975               $ 44,311,264   $ 5,621,270                 $ 546,742





                                       MSDWUF -   EMERGING
                                 MARKETS   DEBT



                                 12/31/99                   12/31/98

Net investment income (loss)     $ 35,182                   $ 26,274

Net realized gain (loss) on       1,909                      (5,315)
investments

Unrealized appreciation           25,241                       (92,451)
(depreciation)

Net increase (decrease) in        62,332                       (71,492)
net assets from operations

Payments received from            80,428                       87,141
contract owners

Transfers between                 (130,259)                   (69,071)
sub-accounts and the fixed
account, net

Transfers for contract            (622)                        (606)
benefits and terminations

Other transfers (to) from         161                           (28)
Empire Fidelity Investments
Life Insurance Co., net

Net increase (decrease) in        (50,292)                     17,436
net assets from contract
transactions

Retained in (returned from)       (2)                          2
Variable Annuity Account A,
net

Total increase (decrease) in      12,038                     (54,054)
net assets

Net assets at beginning of year   282,550                     336,604

Net assets at end of year        $ 294,588                   $ 282,550









                                       MSDWUF -   GLOBAL                          MSDWUF -
                                 EQUITY                                     INTERNATIONAL   MAGNUM



                                 12/31/99                   12/31/98        12/31/99                 12/31/98

Net investment income (loss)     $ 4,397                     $ 2,494        $ 1,212                  $ (1,357)

Net realized gain (loss) on       121,287                     74,478         (14,001)                 51,315
investments

Unrealized appreciation           (79,017)                     25,498        209,399                    (89,038)
(depreciation)

Net increase (decrease) in        46,667                       102,470       196,610                    (39,080)
net assets from operations

Payments received from            249,422                      758,399       231,733                    374,549
contract owners

Transfers between                 (542,965)                     836,755      (181,280)                 411,163
sub-accounts and the fixed
account, net

Transfers for contract            (33,029)                      (5,584)      (19,339)                   (2,657)
benefits and terminations

Other transfers (to) from         243                            (195)       216                         397
Empire Fidelity Investments
Life Insurance Co., net

Net increase (decrease) in        (326,329)                      1,589,375   31,330                     783,452
net assets from contract
transactions

Retained in (returned from)       (4)                           1            (1)                        (1)
Variable Annuity Account A,
net

Total increase (decrease) in      (279,666)                    1,691,846     227,939                  744,371
net assets

Net assets at beginning of year   1,999,162                    307,316       912,330                   167,959

Net assets at end of year        $ 1,719,496                 $ 1,999,162    $ 1,140,269               $ 912,330





                                       PBHG -   GROWTH II                 PBHG -   SMALL CAP   VALUE




                                 12/31/99                   12/31/98    12/31/99                       12/31/98

Net investment income (loss)     $ (21,104)                 $ (1,850)   $ (18,810)                     $ (17,387)

Net realized gain (loss) on       508,570                    18,137      114,494                        103,567
investments

Unrealized appreciation           2,830,966                    13,190    181,282                          20,879
(depreciation)

Net increase (decrease) in        3,318,432                    29,477    276,966                          107,059
net assets from operations

Payments received from            1,200,034                    133,860   423,761                          500,142
contract owners

Transfers between                 7,620,854                   141,208    (1,530,331)                     1,799,420
sub-accounts and the fixed
account, net

Transfers for contract            (20,296)                     (609)     (25,055)                         (17,248)
benefits and terminations

Other transfers (to) from         449                           27       979                               201
Empire Fidelity Investments
Life Insurance Co., net

Net increase (decrease) in        8,801,041                    274,486   (1,130,646)                      2,282,515
net assets from contract
transactions

Retained in (returned from)       33                           (2)       (2)                              (5)
Variable Annuity Account A,
net

Total increase (decrease) in      12,119,506                 303,961     (853,682)                      2,389,569
net assets

Net assets at beginning of year   431,049                     127,088    2,937,388                       547,819

Net assets at end of year        $ 12,550,555                $ 431,049  $ 2,083,706                     $ 2,937,388





                                   PBHG -   LARGE CAP   VALUE




                                 12/31/99                       12/31/98

Net investment income (loss)     $ (31,101)                     $ (1,145)

Net realized gain (loss) on       492,681                        140,622
investments

Unrealized appreciation           (165,273)                        232,358
(depreciation)

Net increase (decrease) in        296,307                          371,835
net assets from operations

Payments received from            934,429                          393,422
contract owners

Transfers between                 113,025                         1,491,596
sub-accounts and the fixed
account, net

Transfers for contract            (63,941)                         (103,177)
benefits and terminations

Other transfers (to) from         86                                (2,284)
Empire Fidelity Investments
Life Insurance Co., net

Net increase (decrease) in        983,599                          1,779,557
net assets from contract
transactions

Retained in (returned from)       (117)                            113
Variable Annuity Account A,
net

Total increase (decrease) in      1,279,789                      2,151,505
net assets

Net assets at beginning of year   2,347,270                       195,765

Net assets at end of year        $ 3,627,059                     $ 2,347,270


EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                 SUBACCOUNTS INVESTING IN:

                                      PBHG -   TECHNOLOGY  &                    PBHG -   SELECT 20
                                 COMMUNICATIONS



                                 12/31/99                       12/31/98      12/31/99               12/31/98

Net investment income (loss)      $ (299,125)                   $ (9,613)      $ (323,793)           $ (77,245)

Net realized gain (loss) on       2,304,654                      60,345        4,619,284              837,116
investments

Unrealized appreciation             70,720,773                     424,975       29,220,248             4,809,171
(depreciation)

Net increase (decrease) in          72,726,302                     475,707       33,515,739             5,569,042
net assets from operations

Payments received from              18,048,159                     502,534       10,163,549             4,070,084
contract owners

Transfers between                    62,532,330                   1,593,447       90,503               19,258,341
sub-accounts and the fixed
account, net

Transfers for contract               (428,500)                     (4,960)        (1,333,503)           (343,605)
benefits and terminations

Other transfers (to) from             (5,427)                       37             (13,046)              (6,492)
Empire Fidelity Investments
Life Insurance Co., net

Net increase (decrease) in            80,146,562                   2,091,058       8,907,503            22,978,328
net assets from contract
transactions

Retained in (returned from)          146                           (24)           (147)                 57
Variable Annuity Account A,
net

Total increase (decrease) in        152,873,010                  2,566,741       42,423,095           28,547,427
net assets

Net assets at beginning of year     2,932,095                     365,354        29,117,879            570,452

Net assets at end of year         $ 155,805,105                  $ 2,932,095   $ 71,540,974           $ 29,117,879





                                   SVIF -   DISCOVERY   FUND II                 SVIF -   MID CAP GROWTH
                                                                              FUND II



                                 12/31/99                         12/31/98    12/31/99                     12/31/98

Net investment income (loss)      $ (1,954)                       $ (1,778)    $ (49,188)                  $ (4,434)

Net realized gain (loss) on       37,151                           5,448       526,279                      21,237
investments

Unrealized appreciation             (21,180)                         2,341       5,370,251                    112,638
(depreciation)

Net increase (decrease) in          14,017                           6,011       5,847,342                    129,441
net assets from operations

Payments received from              19,122                           151,061     3,919,852                    402,146
contract owners

Transfers between                    (27,036)                       33,076        11,692,323                 224,617
sub-accounts and the fixed
account, net

Transfers for contract               (1,271)                         (2,353)      (43,764)                    (1,040)
benefits and terminations

Other transfers (to) from             100                             (931)        (344)                       243
Empire Fidelity Investments
Life Insurance Co., net

Net increase (decrease) in            (9,085)                        180,853       15,568,067                 625,966
net assets from contract
transactions

Retained in (returned from)          (3)                             (9)          (14)                        39
Variable Annuity Account A,
net

Total increase (decrease) in        4,929                          186,855       21,415,395                 755,446
net assets

Net assets at beginning of year     279,046                         92,191       915,824                     160,378

Net assets at end of year         $ 283,975                        $ 279,046   $ 22,331,219                 $ 915,824





                                   SVIF -   OPPORTUNITY   FUND
                                 II



                                 12/31/99                       12/31/98

Net investment income (loss)      $ (34,153)                    $ (10,945)

Net realized gain (loss) on       504,056                        184,475
investments

Unrealized appreciation             773,031                        (72,627)
(depreciation)

Net increase (decrease) in          1,242,934                      100,903
net assets from operations

Payments received from              627,295                        1,769,024
contract owners

Transfers between                    473,742                      1,048,157
sub-accounts and the fixed
account, net

Transfers for contract               (41,900)                      (19,037)
benefits and terminations

Other transfers (to) from             116                           (696)
Empire Fidelity Investments
Life Insurance Co., net

Net increase (decrease) in            1,059,253                    2,797,448
net assets from contract
transactions

Retained in (returned from)          3                             (32)
Variable Annuity Account A,
net

Total increase (decrease) in        2,302,190                    2,898,319
net assets

Net assets at beginning of year     3,225,067                     326,748

Net assets at end of year         $ 5,527,257                    $ ,3,225,067









                                   WPT -   SMALL COMPANY                   WPT -   INTERNATIONAL
                                 GROWTH                                  EQUITY



                                 12/31/99                   12/31/98     12/31/99                   12/31/98

Net investment income (loss)      $ (10,500)                $ (6,748)     $ 7,644                   $ (893)

Net realized gain (loss) on       243,098                     24,269      25,821                     21,892
investments

Unrealized appreciation             764,971                    (56,918)     265,565                    (33,271)
(depreciation)

Net increase (decrease) in          997,569                    (39,397)     299,030                    (12,272)
net assets from operations

Payments received from              298,639                    331,697      175,112                    181,100
contract owners

Transfers between                    2,052,484                353,786        1,181,913                103,508
sub-accounts and the fixed
account, net

Transfers for contract               (6,955)                   (6,083)       (69)                      (1,957)
benefits and terminations

Other transfers (to) from             (734)                     46            (328)                     1,986
Empire Fidelity Investments
Life Insurance Co., net

Net increase (decrease) in            2,343,434                679,446        1,356,628                284,637
net assets from contract
transactions

Retained in (returned from)          1                         16            (1)                       (2,058)
Variable Annuity Account A,
net

Total increase (decrease) in        3,341,004                640,065        1,655,657                270,307
net assets

Net assets at beginning of year     953,257                   313,192       301,996                   31,689

Net assets at end of year         $ 4,294,261                $ 953,257    $ 1,957,653                $ 301,996





                                   WPT -   POST-VENTURE                        TOTAL
                                 CAPITAL



                                 12/31/99                  12/31/98     12/31/99          12/31/98

Net investment income (loss)      $ (4,567)                $ (2,989)     $ 7,195,253      $ 7,337,700

Net realized gain (loss) on       87,468                    21,703       114,760,825       95,873,057
investments

Unrealized appreciation             259,899                   (24,571)     158,873,322       58,872,795
(depreciation)

Net increase (decrease) in          342,800                   (5,857)      280,829,400       162,083,552
net assets from operations

Payments received from              175,283                   337,029      142,609,296       95,861,635
contract owners

Transfers between                    (114,835)               119,403        (281,530)       2,170,805
sub-accounts and the fixed
account, net

Transfers for contract               0                        (21,038)      (54,108,214)     (35,150,903)
benefits and terminations

Other transfers (to) from             (5)                      3             38,757           (190,243)
Empire Fidelity Investments
Life Insurance Co., net

Net increase (decrease) in            60,443                  435,397        88,258,309      62,691,294
net assets from contract
transactions

Retained in (returned from)          0                        (5)           (177,758)        16,918
Variable Annuity Account A,
net

Total increase (decrease) in        403,243                 429,535        368,909,951     224,791,764
net assets

Net assets at beginning of year     496,313                  66,778        1,018,128,051    793,336,287

Net assets at end of year         $ 899,556                 $ 496,313    $ 1,387,038,002   $ 1,018,128,051


NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 1999 and 1998

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

1. ORGANIZATION

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (EFILI) on July 15, 1991 and exists in accordance with the regulations of the New York State Insurance Department. The Account is a funding vehicle for individual Retirement Reserves and Income Advantage variable annuity contracts. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

In addition to the Account, a contractholder may also allocate funds to the Fixed Account, which is part of EFILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and EFILI's general account has not been registered as an investment company under the Investment Company Act of 1940.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

INVESTMENT VALUATION

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios.

ACCOUNTING FOR INVESTMENTS

Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

ANNUITY RESERVES

Annuity reserves are computed for contracts in the payout stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the State of New York. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

ESTIMATES

The preparation of the statement of assets and liabilities and the statements of operations and of changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain prior year balances have been reclassified to conform with the current year presentation.

3. EXPENSES

EFILI deducts a daily charge from the net assets of the Account for administrative expenses and for the assumption of mortality risk and expense risk. The daily charge is equivalent to an annual effective rate of 1% of net assets for Income Advantage contracts and is equivalent to an annual effective rate of 0.8% of net assets for Retirement Reserves contracts. EFILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge is waived on certain contracts.

In 1999, EFILI began offering Retirement Reserves contractholders the opportunity to elect a death benefit rider. If elected, EFILI deducts a quarterly charge which will not exceed 0.10% of the Retirement Reserves contract value on the date of the charge. There will be no charges made once the annuitant reaches their 85th birthday.

4. AFFILIATED COMPANY TRANSACTIONS

The contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI), Fidelity Insurance Agency, Inc. (FIA), and Fidelity Investments Institutional Services Company, Inc. (FIIS), all of which are affiliated with FMR Corp. FBSI, FIA, and FIIS are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to the VIP, VIP II and VIP III portfolios. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II and VIP III portfolios.

5. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1999:

                                 PURCHASES      SALES

VIP - Money Market              $  77,848,145  $  64,995,278

VIP - High Income                 8,228,190      12,370,871

VIP - Equity-Income               19,858,230     48,263,583

VIP - Growth                      61,163,470     19,129,150

VIP - Overseas                    6,887,364      6,351,853

VIP II - Investment Grade Bond    10,059,624     11,782,415

VIP II - Asset Manager            13,434,750     16,655,728

VIP II - Index 500                27,497,084     22,825,706

VIP II - Asset Manager: Growth    8,649,815      9,438,863

VIP II - Contrafund               32,062,582     27,436,327

VIP III - Balanced                6,742,283      4,607,168

VIP III - Growth & Income         18,453,284     25,810,398

VIP III - Growth Opportunities    7,598,913      17,785,841

MSDWUF - Emerging Markets         8,923,362      5,476,625
Equity

MSDWUF - Emerging Markets Debt    404,868        419,980

MSDWUF - Global Equity            779,981        1,025,792

MSDWUF - International Magnum     972,289        935,673

PBHG - Growth II                  10,813,154     2,033,184

PBHG - Small Cap Value            2,893,929      4,043,387

PBHG - Large Cap Value            4,526,144      3,474,651

PBHG - Technology &               88,739,222     8,891,639
Communications

PBHG - Select 20                  25,440,638     16,857,075

SVIF - Discovery Fund II          175,028        150,600

SVIF - Mid Cap Growth Fund II     17,238,070     1,716,372

SVIF - Opportunity Fund II        2,864,593      1,465,699

WPT - Small Company Growth        4,181,447      1,769,713

WPT - International Equity        2,241,862      877,591

WPT - Post-Venture Capital        481,893        426,017

6. UNIT VALUES

A summary of changes in accumulation units and ending unit and contract values for variable annuity contracts at December 31, 1999 and 1998 are as follows:

                                 BEGINNING    PAYMENTS    TRANSFERS   CONTRACT     ENDING    ENDING       DOLLARS
                                 BALANCE      RECEIVED    BETWEEN     TERMINATIONS BALANCE   BALANCE
                                 UNITS        FROM        SUBACCOUNTS,             UNITS     UNIT
                                              CONTRACT    NET                                VALUE
                                              OWNERS



JANUARY 1, 1999 TO DECEMBER
31, 1999

 VIP - Money Market               3,614,051   1,443,826   (181,549)   (739,917)   4,136,411  $ 17.441547  $ 72,145,408

 VIP - High Income                854,157     52,504      (237,317)   (30,459)    638,885    $ 29.532615   18,867,943

 VIP - Equity-Income              3,922,539   97,514      (728,318)   (184,463)   3,107,272  $ 46.009566   142,964,243

 VIP - Growth                     2,171,438   225,585     317,718     (155,456)   2,559,285  $ 80.674535   206,469,135

 VIP - Overseas                   967,204     37,532      (41,081)    (30,662)    932,993    $ 37.223575   34,729,344

 VIP II - Investment Grade Bond   986,932     175,271     (285,275)   (22,685)    854,243    $ 19.870115   16,973,906

 VIP II - Asset Manager           3,305,949   83,932      (233,114)   (227,034)   2,929,733  $ 31.190611   91,380,167

 VIP II - Index 500               3,273,507   326,979     (111,304)   (114,832)   3,374,350  $ 37.781601   127,488,333

 VIP II - Asset Manager: Growth   1,483,958   112,031     (173,159)   (74,342)    1,348,488  $ 23.934865   32,275,889

 VIP II - Contrafund              6,211,520   486,189     (235,173)   (353,205)   6,109,331  $ 32.540456   198,800,411

 VIP III - Balanced               537,166     162,759     (30,696)    (51,090)    618,139    $ 14.501916   8,964,199

 VIP III - Growth & Income        3,974,242   579,518     (736,631)   (416,492)   3,400,637  $ 17.646534   60,009,454

 VIP III - Growth Opportunities   2,691,359   186,624     (821,822)   (111,171)   1,944,990  $ 16.153367   31,418,141

 MSDWUF - Emerging Markets        71,567      41,964      268,729     (4,432)     377,828    $ 14.679023   5,546,140
Equity

 MSDWUF - Emerging Markets Debt   36,909      9,917       (16,957)    (6)         29,863     $ 9.552515    285,265

 MSDWUF - Global Equity           152,473     21,706      (47,610)    (1,463)     125,106    $ 11.916163   1,490,794

 MSDWUF - International Magnum    75,635      19,878      (17,275)    (2,126)     76,112     $ 13.230131   1,006,980

 PBHG - Growth II                 38,979      70,277      472,118     (7,817)     573,557    $ 21.422237   12,286,875

 PBHG - Small Cap Value           248,781     47,089      (134,867)   (12,309)    148,694    $ 13.200297   1,962,814

 PBHG - Large Cap Value           154,968     72,840      6,464       (9,041)     225,231    $ 15.178062   3,418,584

 PBHG - Technology &              221,015     781,886     2,591,232   (53,050)    3,541,083  $ 42.930574   152,020,736
Communications

 PBHG - Select 20                 1,691,752   558,820     (82,501)    (108,610)   2,059,461  $ 33.424799   68,837,079

 SVIF - Discovery Fund II         25,260      2,414       (987)       (1,519)     25,168     $ 10.752497   270,623

 SVIF - Mid Cap Growth Fund II    67,817      217,770     607,518     (25,790)    867,315    $ 24.646794   21,376,528

 SVIF - Opportunity Fund II       267,972     49,443      35,067      (22,143)    330,339    $ 15.294116   5,052,236

 WPT - Small Company Growth       93,472      29,094      136,208     (689)       258,085    $ 16.470689   4,250,849

 WPT - International Equity       29,229      13,582      81,058      (15)        123,854    $ 15.725838   1,947,701

 WPT - Post-Venture Capital       45,815      11,927      (5,604)     (941)       51,197     $ 17.570342   899,556

                                                                                                          $ 1,323,139,333






6. UNIT VALUES - CONTINUED




                                 BEGINNING    PAYMENTS    TRANSFERS   CONTRACT     ENDING    ENDING       DOLLARS
                                 BALANCE      RECEIVED    BETWEEN     TERMINATIONS BALANCE   BALANCE
                                 UNITS        FROM        SUBACCOUNTS,             UNITS     UNIT
                                              CONTRACT    NET                                VALUE
                                              OWNERS



JANUARY 1, 1998 TO DECEMBER
31, 1998

 VIP - Money Market               2,510,803   1,647,401   (220,944)   (323,209)   3,614,051  $ 16.718422  $ 60,421,297

 VIP - High Income                868,993     133,979     (69,329)    (79,486)    854,157    $ 27.525979   23,511,486

 VIP - Equity-Income              4,666,312   172,712     (732,658)   (183,827)   3,922,539  $ 43.619607   171,099,633

 VIP - Growth                     2,229,721   79,040      (61,187)    (76,136)    2,171,438  $ 59.172379   128,489,157

 VIP - Overseas                   1,059,560   32,658      (88,408)    (36,606)    967,204    $ 26.308910   25,446,085

 VIP II - Investment Grade Bond   442,121     96,445      553,565     (105,199)   986,932    $ 20.242828   19,978,293

 VIP II - Asset Manager           3,604,315   100,308     (164,174)   (234,500)   3,305,949  $ 28.302849   93,567,756

 VIP II - Index 500               3,001,334   296,359     206,144     (230,330)   3,273,507  $ 31.604128   103,456,330

 VIP II - Asset Manager: Growth   1,760,200   154,243     (337,931)   (92,554)    1,483,958  $ 20.933935   31,065,071

 VIP II - Contrafund              6,419,636   443,789     (451,601)   (200,304)   6,211,520  $ 26.399736   163,982,487

 VIP III - Balanced               371,377     100,999     145,380     (80,590)    537,166    $ 13.982944   7,511,155

 VIP III - Growth & Income        2,163,555   1,107,895   1,071,230   (368,438)   3,974,242  $ 16.294958   64,760,113

 VIP III - Growth                 2,558,459   468,112     (96,266)    (238,946)   2,691,359  $ 15.616534   42,029,696
Opportunities

 MSDWUF - Emerging Markets        20,806      12,500      39,057      (796)       71,567     $ 7.561799    541,172
Equity

 MSDWUF - Emerging Markets        32,130      9,702       (3,800)     (1,123)     36,909     $ 7.443062    274,713
Debt

 MSDWUF - Global Equity           29,979      70,359      75,573      (23,438)    152,473    $ 11.539332   1,759,437

 MSDWUF - International Magnum    17,042      35,893      36,135      (13,435)    75,635     $ 10.652996   805,735

 PBHG - Growth II                 11,877      13,257      13,845      0           38,979     $ 10.895644   424,700

 PBHG - Small Cap Value           51,781      45,359      159,664     (8,023)     248,781    $ 11.477768   2,855,455

 PBHG - Large Cap Value           18,440      34,250      123,327     (21,049)    154,968    $ 14.051655   2,177,563

 PBHG - Technology &              34,037      46,836      143,175     (3,033)     221,015    $ 12.942126   2,860,409
Communications

 PBHG - Select 20                 54,758      310,910     1,419,936   (93,852)    1,691,752  $ 16.795293   28,413,465

 SVIF - Discovery Fund II         8,046       16,676      3,995       (3,457)     25,260     $ 10.314283   260,538

 SVIF - Mid Cap Growth Fund II    15,649      36,533      18,029      (2,394)     67,817     $ 13.084892   887,378

 SVIF - Opportunity Fund II       31,571      165,753     90,042      (19,394)    267,972    $ 11.428140   3,062,422

 WPT - Small Company Growth       28,265      33,486      33,545      (1,824)     93,472     $ 9.819912    917,883

 WPT - International Equity       3,206       16,976      9,236       (189)       29,229     $ 10.331959   301,996

 WPT - Post-Venture Capital       6,514       30,180      11,079      (1,958)     45,815     $ 10.833075   496,310

                                                                                                          $ 981,357,735


REPORT OF INDEPENDENT ACCOUNTANTS

To the Contractholders of Empire Fidelity Investments Variable Annuity Account A of
Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period then ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1999 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 25, 2000

Retirement Reserves and Income Advantage are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services, Inc., member NYSE, SIPC, Fidelity
Insurance Agency, Inc., and Fidelity Investments Institutional
Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109